Organization And Summary Of Significant Accounting Policies (Schedule Of Depreciation Rate Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2012
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.00%
Instruments And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%